Capital and Risk Management - Sumamry of Carrying Values of Financial Liabilities And Contratual Undiscounted Cash Flows (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount	$ 3,460,109	$ 976,779
Trade payables and accrued liabilities, Carrying Amount	12,421,309	12,924,256
Loans and borrowings, Carrying Amount	13,215,601	13,152,300	[1]
2019 Debentures, Carrying Amount	22,185,170	0
2021 Debentures, Carrying Amount	110,540	19,534,988
Warrant liabilities, Carrying Amount	8,880,038	710,924
Business acquisition payable, Carrying Amount	1,398,972	1,594,297
Other liabilities, Carrying Amount		6,236,415
Financial Liabilities	62,104,815	59,689,267
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount	3,460,109	976,779
Trade payables and accrued liabilities, Carrying Amount	12,421,309	12,924,256
Loans and borrowings, Carrying Amount	13,215,601	13,152,300
Lease liabilities, Carrying Amount	1,045,472	3,945,076
2021 Debentures, Carrying Amount		710,924
Warrant liabilities, Carrying Amount	8,880,038	2,439,529
Business acquisition payable, Carrying Amount	1,398,972
Other liabilities, Carrying Amount		6,236,415
Financial Liabilities	62,717,211	59,920,267
Bank indebtedness, Undiscounted Contractual Cash Flows	3,460,109	976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows	12,421,309	12,924,256
Loans and Borrowings,undiscounted contractual cash flows	12,549,820	15,662,551
Lease liabilities, Undiscounted Contractual Cash Flows	1,235,028	4,886,331
Warrant Liability,Undiscounted Contractual Cash Flows	709,835	710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows	1,398,972	2,439,529
Other Liabilities,Undiscounted Contractual Cash Flows		6,236,415
Non-derivative financial liabilities, undiscounted cash flows	56,516,156	70,817,190
Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2019 Debentures, Carrying Amount	22,185,170	19,534,988
Loans And Debentures Issued,Undiscounted Contractual Cash Flows	24,630,375	26,980,405
Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2021 Debentures, Carrying Amount	110,540
Loans And Debentures Issued,Undiscounted Contractual Cash Flows	110,708
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Carrying Amount	12,421,309
Less than 1 year | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Undiscounted Contractual Cash Flows	3,460,109	976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows	12,421,309	12,924,256
Loans and Borrowings,undiscounted contractual cash flows	11,763,697	4,248,351
Lease liabilities, Undiscounted Contractual Cash Flows	521,506	1,131,528
Warrant Liability,Undiscounted Contractual Cash Flows	709,835	710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows	1,398,972	1,594,297
Other Liabilities,Undiscounted Contractual Cash Flows		6,003,838
Non-derivative financial liabilities, undiscounted cash flows	54,913,438	29,940,723
Less than 1 year | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows	24,630,375	2,350,750
Less than 1 year | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows	7,635
1 - 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows	786,123	2,617,443
Lease liabilities, Undiscounted Contractual Cash Flows	534,241	939,108
Business Acquisition Payable,Undiscounted Contractual Cash Flows		845,232
Other Liabilities,Undiscounted Contractual Cash Flows		232,577
Non-derivative financial liabilities, undiscounted cash flows	1,423,437	29,264,015
1 - 2 years | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows		24,629,655
1 - 2 years | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows	103,073
> 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows		8,796,757
Lease liabilities, Undiscounted Contractual Cash Flows	179,281	2,815,695
Non-derivative financial liabilities, undiscounted cash flows	$ 179,281	$ 11,612,452

[1]	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.